Convertible Preferred Shares - Additional Information (Detail)			4 Months Ended	12 Months Ended
	May 18, 2023 USD ($)	Mar. 29, 2023 USD ($)	Apr. 17, 2023 USD ($)	Dec. 31, 2022	Jun. 30, 2023 shares	Dec. 31, 2021
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Preferred shares outstanding | shares					89,480,804
Series A Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Preferred shares outstanding | shares					0
Pipe Subscription Agreement [Member] | Series A Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Issue of equity		$ 2,135,000
Conversion ratio for conversion of preferred stock into common stock	1.25
Pipe Subscription Agreement [Member] | Class A Common Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Issue of equity	$ 2,668,750
Series A One Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock				8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners			$ 0
Conversion ratio of preferred shares into equity				1		1
Series A Two Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock				8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners			0
Conversion ratio of preferred shares into equity				1		1
Series B Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock				8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners			0
Conversion ratio of preferred shares into equity				1		1
Period within which the redemption feauture shall be restored from the date on which the issue is closed				18 months
Convertible preferred stock redemption price as a percentage of original issue price				100.00%
Interest rate on payable on redeemable amount of convertible preferred stock				12.00%
Convertible preferred stock liquidation preference percentage				100.00%
Interest rate payable on redeemable preferred stock				12.00%
Series C Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock				8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners			$ 0
Conversion ratio of preferred shares into equity				1		1
Period within which the redemption feauture shall be restored from the date on which the issue is closed				18 months
Convertible preferred stock redemption price as a percentage of original issue price				100.00%
Interest rate on payable on redeemable amount of convertible preferred stock				12.00%
Convertible preferred stock liquidation preference percentage				100.00%
Interest rate payable on redeemable preferred stock				12.00%
Series A1 And Series A Two Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Convertible preferred stock liquidation preference percentage				100.00%